COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

Supplement dated November 13, 2009 to the

following Prospectuses

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

Supplement to the Prospectuses

dated March 1, 2009

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the Prospectuses dated

July 1, 2009 (for Class A, Class B, Class C, Class R and

Class Z shares only, as applicable)

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Columbia Global Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Supplement to the Prospectuses

dated July 1, 2009

Columbia Daily Cash Reserves

Supplement to the Prospectus

dated August 1, 2009, as supplemented

Columbia Short Term Bond Fund

Supplement to the Prospectuses, dated August 1, 2009

(for Class A, Class B, Class C and Class Z shares only)

Columbia Asset Allocation Fund II

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses

dated August 1, 2009

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses

dated September 11, 2009

Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Supplement to the Prospectuses

dated January 1, 2009, as supplemented

(Each a “Fund” and together the “Funds”)

For each Fund’s Prospectuses (except for the Class Y shares Prospectuses, as applicable), paragraph five of the section entitled “Financial Intermediary Compensation” is deleted and replaced in its entirety with the following:

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. As of January 1, 2010, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets or up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent based on a per account basis. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Shareholders should retain this Supplement for future reference.

INT-47/27025-1109

COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated November 13, 2009 to the following

Statements of Additional Information (the “SAI”s)

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

Supplement to the SAI

dated March 1, 2009

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia High Yield Fund, Variable Series

Supplement to the SAI dated May 1, 2009,

as revised June 9, 2009

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Supplement to the SAI

dated July 1, 2009

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the SAI dated July 1, 2009 (for Class A, Class B, Class C, Class R and Class Z shares, as applicable) and the SAI dated July 15, 2009 (for Class Y shares)

Columbia Daily Cash Reserves

Supplement to the SAI

dated August 1, 2009, as supplemented

Columbia Short Term Bond Fund

Supplement to the SAIs, dated August 1, 2009

(for Class A, Class B, Class C and Class Z shares;

and, separately, for Class Y shares)

Columbia Asset Allocation Fund II

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the SAI

dated August 1, 2009

Columbia Global Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Supplement to the SAI

dated September 11, 2009

Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Supplement to the SAI dated January 1, 2009,

as revised October 9, 2009, as supplemented

(Each a “Fund” and together the “Funds”)

For each Fund’s SAI, except for the Class Y shares SAIs, as applicable, the first paragraph under the heading “The Transfer Agent” in sub-section “Other Services Provided” within the section “Investment Advisory and Other Services” is deleted and replaced in its entirety with the following:

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective January 1, 2008, the Funds pay the Transfer Agent an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. Effective January 1, 2010, the Funds will pay the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective January 1, 2010, the Funds may reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds, subject to a cap up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by the account for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period April 1, 2006 through December 31, 2007, the Funds paid the Transfer Agent an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through December 31, 2007, the Transfer Agent was entitled to reimbursement by the Funds for the fees and expenses that the Transfer Agent pays to dealer firms or transfer agents that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

***

For each Fund’s Class Y shares SAI, as applicable, the first paragraph under the heading “The Transfer Agent” in sub-section “Other Services Provided” within the section “Investment Advisory and Other Services” is deleted and replaced in its entirety with the following:

Columbia Management Services, Inc. acts as Transfer Agent for the Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund. The Fund pays the Transfer Agent an annual transfer agency fee of $17.34 per Class Y share account, payable monthly. Effective January 1, 2010, the Fund will reimburse the Transfer Agent an annual transfer agency fee of $22.36 per Class Y share account, payable monthly. The Fund also pays certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Shareholders should retain this Supplement for future reference.

INT-50/26937-1109